Acquisitions and Divestitures - WideOpenWest, Inc. (Details) - USD ($) $ in Millions	1 Months Ended
	Dec. 31, 2017	Aug. 31, 2017
WideOpenWest, Inc.
Business Acquisition [Line Items]
Business acquisition consideration	$ 226	$ 275